Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions

8 Related party transactions

The main balances and transactions between related parties are presented and described below. Amounts charged include borrowing costs, interest and management fees, when applicable. Information on the Group’s structure is provided in Note 1.1 Reporting entity. J&F S.A.is the ultimate controlling shareholder of the Group.

Related party (payable) and receivables

	Reimbursement of administrative	Balance sheet position		Statements of income effect
	and funding costs	December 31, 2025	December 31, 2024	2025	2024	2023
Laguz I Fundo de Investimento (1)	Selic	(147,123)	—	(14,054)	—	—
J&F (2)	IPCA	(43,876)	77,355	(10,930)	3,216	2,957
Flora Produtos de Higiene e Limpeza S.A. (3)	CDI	41,231	—	2,757	14	—
J&F Oklahoma Holdings, Inc	3.4% p.y.	—	—	—	—	1,394
		(149,768)	77,355	(22,227)	3,230	4,351

(1)	In May 2025, the indirect subsidiary JBS S.A. acquired tax credit rights from the related party Laguz I Fundo de Investimento through an agreement providing for 28 installments, with final maturity in April 2028. These tax credits originate from a judicial claim related to the export credit premium incentive. The case has already been definitively ruled in favor of the taxpayer, and is currently in the final stage of assessment and confirmation of the credit balance. The credit rights were acquired at an approximate discount of 35%, and the credits will be used to offset JBS S.A.’s tax obligations once the case is finalized and the use of the credits is authorized by the relevant regulatory authorities. The credits have been recorded under “Other non-current assets”.
(2)	The net balance payable to J&F refers to: (i) US$79,571 receivable, arising from the settlement agreement entered into between JBS S.A., J&F, and certain former executives of the Company, which resulted in the definitive termination of the dispute addressed in arbitration proceeding, under which J&F committed to settle the amount in accordance with the terms and conditions set forth in the agreement; and (ii) US$123,446 payable, related to the purchase of the Araputanga Plant, to be settled in 17 installments, with final maturity in May 2027.
(3)	On December 30, 2024, the indirect subsidiary JBS S.A. entered into an agreement to sell its Hygiene and Beauty operations to its related party, Flora Produtos de Higiene e Limpeza S.A. The transaction includes the selling of assets and operations related to the manufacturing and commercialization of hygiene and beauty products, as per the terms agreed upon by the parties. The transaction was completed on December 31, 2025, for an amount of US$ 57,248, with a remaining receivable balance of US$41,231 recognized under the line item “Related party receivables”.

Other financial transactions in the Group

The Group entered into an assignment agreement with Banco Original S.A, direct subsidiary of the parent Group J&F, pursuant to which Banco Original S.A. acquires trade accounts receivables of certain customers in Brazil and abroad. The assignments are carried out on a non-recourse basis, with the definitive transfer of the risks and rewards of the receivables to Banco Original. For the year ended December 31, 2025, the Group incurred in a loss from the sale of the receivables of US$117,018 (US$ 102,453 and US$97,325 for the years ended December 31, 2024 and 2023 respectively), recognized as financial expenses.

As of December 31, 2025, the indirect subsidiary JBS S.A. and certain of its subsidiaries held investments with Banco Original, of US$454,781 (US$303,195 as of December 31, 2024), recognized as cash and cash equivalents. The cash investments and cash equivalents have similar rates of return as CDIs (Certificado de Depósito Interbancário). For the year ended December 31, 2025, the Group earned interest from these investments of US$27,827 (US$33,065 and US$26,205 for the years ended December 31, 2024 and 2023, respectively), recognized as finance income.

The indirect subsidiary JBS S.A. has commitments to purchase cattle for future delivery signed with certain suppliers, including the related party JBJ, guaranteeing the acquisition of cattle for a fixed price, or to be fixed, with no cash effect on the Group until the cattle are delivered. Based on these future delivery contracts, as of December 31, 2025, the Company has commitments agreements in the amount of US$115,804 (US$48,318 as of December 31, 2024).

The indirect subsidiary JBS S.A. has transactions with Prima Foods S.A. for the purchase of bovine slaughtering residues for greasing operations.

No expense for expected credit losses relating to related-party transactions were recorded during the year ended December 31, 2025.

Remuneration of key management

Key management personnel consist of the members of the Board of Directors and the Company’s executive officers. Members of the Board of Directors are appointed by contract and have a formal relationship with the Company, but are not entitled to typical corporate benefits associated with an employment relationship. The Company’s executive officers maintain an employment relationship through labor contracts entered into in accordance with the applicable legislation in each country.

The aggregate amount of compensation received by the Company’s key management for the year ended December 31, 2025, 2024 and 2023 was:

	2025	2024	2023
Salaries and wages	6,779	8,989	8,179
Variable cash compensation	19,242	23,390	18,658
Share-based payments	—	—	7,217
	26,021	32,379	34,054